October 31, 2024

2024 Quarterly Report (Unaudited)

BlackRock ETF Trust II
• iShares AAA CLO Active ETF | CLOA | NASDAQ

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
October 31, 2024
iShares® AAA CLO Active ETF
(Formerly BlackRock AAA CLO ETF)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
1988 CLO 5 Ltd., 6.87%, 07/15/37, (3-mo. CME Term SOFR + 1.540%)(a)(b)	$2,000	$2,001,603
522 Funding CLO Ltd., 5.99%, 04/15/35, (3-mo. CME Term SOFR + 1.330%)(a)(b)	1,750	1,750,738
720 East CLO IV Ltd., 6.26%, 04/15/37, (3-mo. CME Term SOFR + 1.600%)(a)(b)	2,000	2,009,216
720 East CLO Ltd., 6.76%, 04/15/36, (3-mo. CME Term SOFR + 2.100%)(a)(b)	4,500	4,524,595
AB BSL CLO 3 Ltd., 6.07%, 10/20/34, (3-mo. CME Term SOFR + 1.452%)(a)(b)	4,000	4,001,963
AB BSL CLO 4 Ltd.
7.12%, 04/20/36, (3-mo. CME Term SOFR + 2.500%)(a)(b)	1,000	1,003,730
6.62%, 04/20/36, (3-mo. CME Term SOFR + 2.000%)(a)(b)	2,500	2,516,205
AGL CLO 12 Ltd., 6.04%, 07/20/34, (3-mo. CME Term SOFR + 1.422%)(a)(b)	4,000	4,000,304
AGL CLO 29 Ltd., 6.19%, 04/21/37, (3-mo. CME Term SOFR + 1.570%)(a)(b)	1,925	1,938,422
AGL CLO 3 Ltd., 6.22%, 01/15/33, (3-mo. CME Term SOFR + 1.562%)(a)(b)	1,000	1,001,489
AGL CLO 33 Ltd., 6.81%, 07/21/37, (3-mo. CME Term SOFR + 1.600%)(a)(b)	2,000	1,997,347
AGL CLO 7 Ltd., 6.12%, 07/15/34, (3-mo. CME Term SOFR + 1.462%)(a)(b)	2,310	2,315,132
AGL Core CLO 15 Ltd., 6.03%, 01/20/35, (3-mo. CME Term SOFR + 1.412%)(a)(b)	4,000	4,000,094
AGL Core CLO 2 Ltd., 6.08%, 07/20/37, (3-mo. CME Term SOFR + 1.460%)(a)(b)	1,000	1,002,754
AIMCO CLO 11 Ltd., 5.99%, 07/17/37, (3-mo. CME Term SOFR + 1.340%)(a)(b)	1,800	1,800,004
Aimco CLO 20 Ltd., 6.85%, 10/16/36, (3-mo. CME Term SOFR + 2.200%)(a)(b)	2,000	2,017,981
Anchorage Capital CLO 16 Ltd., 6.08%, 01/19/35, (3-mo. CME Term SOFR + 1.462%)(a)(b)	1,250	1,251,548
Anchorage Capital CLO 17 Ltd., 6.09%, 07/15/34, (3-mo. CME Term SOFR + 1.432%)(a)(b)	3,770	3,773,455
Anchorage Capital CLO 24 Ltd., 6.09%, 07/15/37, (3-mo. CME Term SOFR + 1.430%)(a)(b)	3,000	3,011,954
Anchorage Capital CLO 7 Ltd., 6.18%, 04/28/37, (3-mo. CME Term SOFR + 1.560%)(a)(b)	2,000	2,010,037
Apidos CLO XXXI, 6.02%, 04/15/31, (3-mo. CME Term SOFR + 1.362%)(a)(b)	1,633	1,634,305
Apidos CLO XXXIII Series 2020 33A, Class AR, 6.05%, 10/24/34, (3-mo. CME Term SOFR + 1.412%)(a)(b)	5,000	5,000,437
Apidos CLO XXXIV, 6.03%, 01/20/35, (3-mo. CME Term SOFR + 1.412%)(a)(b)	4,750	4,750,498
Apidos CLO XXXVII, 6.02%, 10/22/34, (3-mo. CME Term SOFR + 1.392%)(a)(b)	3,250	3,257,333
Ares Loan Funding IV Ltd., 6.41%, 10/15/36, (3-mo. CME Term SOFR + 1.750%)(a)(b)	2,290	2,302,495
Ares LVI CLO Ltd., 6.05%, 10/25/34, (3-mo. CME Term SOFR + 1.422%)(a)(b)	3,550	3,556,767
Bain Capital Credit CLO Ltd., 6.43%, 07/24/36, (3-mo. CME Term SOFR + 1.800%)(a)(b)	1,700	1,708,774
Ballyrock CLO 14 Ltd., 7.00%, 07/20/37, (3-mo. CME Term SOFR + 1.700%)(a)(b)	1,000	1,004,575
Ballyrock CLO 15 Ltd., 5.98%, 04/15/34, (3-mo. CME Term SOFR + 1.322%)(a)(b)	2,000	2,003,932
Ballyrock CLO 16 Ltd., 6.01%, 07/20/34, (3-mo. CME Term SOFR + 1.392%)(a)(b)	3,312	3,313,347
Ballyrock CLO 19 Ltd., 5.95%, 04/20/35, (3-mo. CME Term SOFR + 1.330%)(a)(b)	1,500	1,502,589
Ballyrock CLO 2 Ltd., 6.53%, 02/20/36, (3-mo. CME Term SOFR + 1.400%)(a)(b)	2,100	2,104,998
Security	Par (000)	Value
Ballyrock CLO 23 Ltd.
6.61%, 04/25/36, (3-mo. CME Term SOFR + 1.980%)(a)(b)	$2,000	$2,007,018
7.83%, 04/25/36, (3-mo. CME Term SOFR + 3.200%)(a)(b)	1,000	1,009,519
Ballyrock CLO Ltd., 6.43%, 10/20/31, (3-mo. CME Term SOFR + 1.812%)(a)(b)	1,000	1,000,784
Beechwood Park CLO Ltd., 5.95%, 01/17/35, (3-mo. CME Term SOFR + 1.300%)(a)(b)	3,000	2,998,298
Benefit Street Partners CLO Ltd., 6.07%, 07/20/34, (3-mo. CME Term SOFR + 1.452%)(a)(b)	1,500	1,501,023
Benefit Street Partners CLO XIX Ltd., 5.84%, 01/15/33, (3-mo. CME Term SOFR + 1.180%)(a)(b)	1,000	1,001,642
Benefit Street Partners CLO XXI Ltd. Series 2020 21A, Class A1R, 6.09%, 10/15/34, (3-mo. CME Term SOFR + 1.432%)(a)(b)	4,000	4,008,400
Benefit Street Partners CLO XXII Ltd., 5.97%, 04/20/35, (3-mo. CME Term SOFR + 1.350%)(a)(b)	3,250	3,253,992
Benefit Street Partners CLO XXIV Ltd., 6.05%, 10/20/34, (3-mo. CME Term SOFR + 1.432%)(a)(b)	1,750	1,750,397
Benefit Street Partners CLO XXVII Ltd., 5.99%, 10/20/37, (3-mo. CME Term SOFR + 1.370%)(a)(b)	4,500	4,513,332
Birch Grove CLO 2 Ltd., 6.02%, 10/19/37, (3-mo. CME Term SOFR + 1.400%)(a)(b)	3,000	3,000,408
Birch Grove CLO 4 Ltd., 6.14%, 07/15/37, (3-mo. CME Term SOFR + 1.480%)(a)(b)	5,820	5,845,608
Birch Grove CLO 5 Ltd., 6.26%, 10/20/37, (3-mo. CME Term SOFR + 1.410%)(a)(b)	2,500	2,499,943
Birch Grove CLO 8 Ltd., 6.25%, 04/20/37, (3-mo. CME Term SOFR + 1.630%)(a)(b)	3,210	3,227,270
Bryant Park Funding Ltd.
6.28%, 04/15/37, (3-mo. CME Term SOFR + 1.620%)(a)(b)	1,920	1,929,567
6.68%, 10/18/36, (3-mo. CME Term SOFR + 2.050%)(a)(b)	3,000	3,003,116
6.90%, 05/15/37, (3-mo. CME Term SOFR + 1.570%)(a)(b)	1,500	1,509,350
6.01%, 10/15/37, (3-mo. CME Term SOFR + 1.400%)(a)(b)	1,350	1,350,145
Canyon Capital CLO Ltd., 6.10%, 07/15/34, (3-mo. CME Term SOFR + 1.442%)(a)(b)	1,500	1,502,657
Canyon CLO Ltd., 6.09%, 10/15/34, (3-mo. CME Term SOFR + 1.432%)(a)(b)	1,500	1,500,325
Carlyle U.S. CLO Ltd.
6.06%, 04/15/34, (3-mo. CME Term SOFR + 1.402%)(a)(b)	1,360	1,360,000
6.48%, 04/20/31, (3-mo. CME Term SOFR + 1.862%)(a)(b)	1,000	1,001,568
5.98%, 04/15/35, (3-mo. CME Term SOFR + 1.320%)(a)(b)	3,000	3,005,550
Series 2021 5A, Class A1, 6.00%, 07/20/34, (3-mo. CME Term SOFR + 1.382%)(a)(b)	1,000	1,001,574
CarVal CLO IX-C Ltd.
6.30%, 04/20/37, (3-mo. CME Term SOFR + 1.680%)(a)(b)	3,750	3,769,130
6.72%, 04/20/37, (3-mo. CME Term SOFR + 2.100%)(a)(b)	1,000	1,008,791
CarVal CLO VC Ltd., 6.12%, 10/15/34, (3-mo. CME Term SOFR + 1.462%)(a)(b)	1,800	1,800,788
Carval CLO VIII-C Ltd., 6.26%, 10/22/37, (3-mo. CME Term SOFR + 1.420%)(a)(b)	1,500	1,505,621
CarVal CLO XI C Ltd., 5.96%, 10/20/37, (3-mo. CME Term SOFR + 1.390%)(a)(b)	2,000	2,006,939
Cayuga Park CLO Ltd., 6.03%, 07/17/34, (3-mo. CME Term SOFR + 1.382%)(a)(b)	2,740	2,745,507

Schedule of Investments (unaudited)
October 31, 2024
iShares® AAA CLO Active ETF
(Formerly BlackRock AAA CLO ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Cedar Funding XII CLO Ltd., 6.02%, 10/25/34, (3-mo. CME Term SOFR + 1.392%)(a)(b)	$4,000	$4,011,200
Cedar Funding XIV CLO Ltd., 6.03%, 10/15/37, (3-mo. CME Term SOFR + 1.380%)(a)(b)	2,000	2,000,000
Cedar Funding XV CLO Ltd., 5.94%, 04/20/35, (3-mo. CME Term SOFR + 1.320%)(a)(b)	1,000	1,000,952
CIFC Funding 2020-IV Ltd., 6.24%, 01/15/34, (3-mo. CME Term SOFR + 1.582%)(a)(b)	3,000	3,001,479
CIFC Funding Ltd.
6.05%, 10/20/34, (3-mo. CME Term SOFR + 1.432%)(a)(b)	1,790	1,790,612
5.95%, 04/20/34, (3-mo. CME Term SOFR + 1.332%)(a)(b)	2,790	2,794,901
6.06%, 07/15/36, (3-mo. CME Term SOFR + 1.402%)(a)(b)	1,200	1,200,813
6.06%, 07/15/34, (3-mo. CME Term SOFR + 1.402%)(a)(b)	4,000	4,002,231
6.07%, 07/15/36, (3-mo. CME Term SOFR + 1.412%)(a)(b)	3,000	3,002,240
Series 2021 6A, Class A, 6.06%, 10/15/34, (3-mo. CME Term SOFR + 1.402%)(a)(b)	4,000	4,002,979
Clover CLO LLC
5.99%, 04/22/34, (3-mo. CME Term SOFR + 1.362%)(a)(b)	5,000	5,001,068
6.05%, 07/15/37, (3-mo. CME Term SOFR + 1.390%)(a)(b)	2,000	2,005,938
Series 2021 3A, Class A, 6.05%, 01/25/35, (3-mo. CME Term SOFR + 1.422%)(a)(b)	1,000	1,001,995
Crown Point CLO 9 Ltd., 6.11%, 07/14/34, (3-mo. CME Term SOFR + 1.452%)(a)(b)	2,000	2,000,330
Diameter Capital CLO 1 Ltd., 6.02%, 10/15/37, (3-mo. CME Term SOFR + 1.390%)(a)(b)	4,200	4,200,000
Diameter Capital CLO 3 Ltd., 6.05%, 04/15/37, (3-mo. CME Term SOFR + 1.390%)(a)(b)	1,500	1,502,538
Diameter Capital CLO 7 Ltd., 6.81%, 07/20/37, (3-mo. CME Term SOFR + 1.480%)(a)(b)	2,000	2,001,355
Diameter Capital CLO 8 Ltd., 5.95%, 10/20/37, (3-mo. CME Term SOFR + 1.400%)(a)(b)	1,000	999,920
Eaton Vance CLO Ltd., 6.04%, 10/15/37, (3-mo. CME Term SOFR + 1.380%)(a)(b)	2,750	2,749,907
Elmwood CLO 15 Ltd., 5.97%, 04/22/35, (3-mo. CME Term SOFR + 1.340%)(a)(b)	2,500	2,505,242
Elmwood CLO 19 Ltd., 7.05%, 10/17/36, (3-mo. CME Term SOFR + 2.400%)(a)(b)	1,000	1,009,765
Elmwood CLO 21 Ltd., 6.27%, 10/20/36, (3-mo. CME Term SOFR + 1.650%)(a)(b)	4,000	4,030,749
Elmwood CLO 22 Ltd., 6.45%, 04/17/36, (3-mo. CME Term SOFR + 1.800%)(a)(b)	1,250	1,254,060
Elmwood CLO 23 Ltd., 6.45%, 04/16/36, (3-mo. CME Term SOFR + 1.800%)(a)(b)	4,000	4,022,749
Elmwood CLO II Ltd.
6.03%, 04/20/34, (3-mo. CME Term SOFR + 1.412%)(a)(b)	2,500	2,500,434
1.00%, 10/20/37, (3-mo. CME Term SOFR + 1.350%)(a)(b)	2,500	2,496,875
Elmwood CLO IX Ltd., 6.01%, 07/20/34, (3-mo. CME Term SOFR + 1.392%)(a)(b)	3,000	3,001,723
Elmwood CLO VIII Ltd., 6.17%, 04/20/37, (3-mo. CME Term SOFR + 1.550%)(a)(b)	4,000	4,024,074
Flatiron CLO 19 Ltd., 6.44%, 11/16/34, (3-mo. CME Term SOFR + 1.342%)(a)(b)	1,875	1,878,523
Flatiron CLO 23 LLC, 6.45%, 04/17/36, (3-mo. CME Term SOFR + 1.800%)(a)(b)	1,000	1,004,199
Fort Washington CLO Ltd., 6.10%, 10/20/34, (3-mo. CME Term SOFR + 1.482%)(a)(b)	4,250	4,250,407
Security	Par (000)	Value
Galaxy XXI CLO Ltd., 6.23%, 04/20/31, (3-mo. CME Term SOFR + 1.612%)(a)(b)	$2,200	$2,203,421
Generate CLO 11 Ltd., 6.25%, 10/20/37, (3-mo. CME Term SOFR + 1.410%)(a)(b)	2,000	2,013,009
Generate CLO 15 Ltd., 6.19%, 07/20/37, (3-mo. CME Term SOFR + 1.570%)(a)(b)	3,250	3,260,975
Generate CLO 9 Ltd., 6.63%, 10/20/34, (3-mo. CME Term SOFR + 2.012%)(a)(b)	1,000	1,002,007
GoldenTree Loan Management U.S. CLO 1 Ltd., 6.01%, 10/20/34, (3-mo. CME Term SOFR + 1.392%)(a)(b)	4,250	4,255,398
GoldenTree Loan Management U.S. CLO 16 Ltd., 6.29%, 01/20/34, (3-mo. CME Term SOFR + 1.670%)(a)(b)	3,500	3,503,429
GoldentTree Loan Management U.S. CLO 1 Ltd., 6.12%, 04/20/37, (3-mo. CME Term SOFR + 1.500%)(a)(b)	3,675	3,694,957
Golub Capital Partners 48 LP, 6.22%, 04/17/33, (3-mo. CME Term SOFR + 1.572%)(a)(b)	4,000	4,002,886
Golub Capital Partners CLO 41B-R Ltd., 6.20%, 01/20/34, (3-mo. CME Term SOFR + 1.582%)(a)(b)	5,000	5,007,709
Golub Capital Partners CLO 55B Ltd., 6.08%, 07/20/34, (3-mo. CME Term SOFR + 1.462%)(a)(b)	3,500	3,509,583
Golub Capital Partners CLO 58B Ltd., 6.07%, 01/25/35, (3-mo. CME Term SOFR + 1.442%)(a)(b)	5,250	5,263,820
Golub Capital Partners CLO 72 B Ltd., 6.18%, 04/25/37, (3-mo. CME Term SOFR + 1.550%)(a)(b)	1,320	1,324,298
Golub Capital Partners CLO 76 B Ltd., 6.11%, 10/25/37, (3-mo. CME Term SOFR + 1.370%)(a)(b)	2,000	2,001,788
HalseyPoint CLO 4 Ltd., 6.10%, 04/20/34, (3-mo. CME Term SOFR + 1.482%)(a)(b)	3,750	3,761,132
HalseyPoint CLO 6 Ltd., 7.07%, 10/20/34, (3-mo. CME Term SOFR + 2.450%)(a)(b)	3,050	3,051,886
Halseypoint CLO 7 Ltd., 6.87%, 07/20/36, (3-mo. CME Term SOFR + 2.250%)(a)(b)	3,375	3,402,000
Invesco CLO Ltd. Series 2021 3A, Class A, 6.02%, 10/22/34, (3-mo. CME Term SOFR + 1.392%)(a)(b)	1,000	1,000,351
KKR CLO 52 Ltd., 6.55%, 07/16/36, (3-mo. CME Term SOFR + 1.900%)(a)(b)	1,500	1,511,393
Madison Park Funding LIX Ltd., 6.13%, 04/18/37, (3-mo. CME Term SOFR + 1.500%)(a)(b)	1,750	1,753,443
Madison Park Funding LVIII Ltd., 6.14%, 04/25/37, (3-mo. CME Term SOFR + 1.510%)(a)(b)	1,000	1,004,686
Madison Park Funding LXI Ltd., 6.35%, 01/20/37, (3-mo. CME Term SOFR + 1.730%)(a)(b)	1,500	1,507,586
Madison Park Funding LXII Ltd., 6.50%, 07/17/36, (3-mo. CME Term SOFR + 1.850%)(a)(b)	1,250	1,255,924
Madison Park Funding LXVII Ltd., 6.14%, 04/25/37, (3-mo. CME Term SOFR + 1.510%)(a)(b)	1,312	1,317,928
Madison Park Funding XLV Ltd., 6.04%, 07/15/34, (3-mo. CME Term SOFR + 1.382%)(a)(b)	3,000	3,003,705
Madison Park Funding XXII Ltd., 6.18%, 01/15/33, (3-mo. CME Term SOFR + 1.522%)(a)(b)	4,250	4,255,358
Neuberger Berman CLO XX Ltd., 6.08%, 07/15/34, (3-mo. CME Term SOFR + 1.422%)(a)(b)	1,482	1,482,243
Neuberger Berman Loan Advisers CLO 33 Ltd. Series 2019 33A, Class AR, 5.99%, 10/16/33, (3-mo. CME Term SOFR + 1.342%)(a)(b)	1,900	1,903,216
Neuberger Berman Loan Advisers CLO 38 Ltd., 6.88%, 10/20/35, (3-mo. CME Term SOFR + 2.262%)(a)(b)	990	992,602
Neuberger Berman Loan Advisers CLO 46 Ltd., 6.53%, 01/20/36, (3-mo. CME Term SOFR + 1.912%)(a)(b)	1,000	1,000,806
New Mountain CLO 1 Ltd., 6.12%, 10/15/34, (3-mo. CME Term SOFR + 1.462%)(a)(b)	2,770	2,773,556
New Mountain CLO 3 Ltd., 6.58%, 10/20/34, (3-mo. CME Term SOFR + 1.962%)(a)(b)	1,000	1,002,979

Schedule of Investments (unaudited)
October 31, 2024
iShares® AAA CLO Active ETF
(Formerly BlackRock AAA CLO ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oaktree CLO Ltd.
6.17%, 04/20/37, (3-mo. CME Term SOFR + 1.550%)(a)(b)	$3,250	$3,271,214
6.07%, 07/15/34, (3-mo. CME Term SOFR + 1.412%)(a)(b)	4,000	4,005,966
6.67%, 01/15/35, (3-mo. CME Term SOFR + 2.012%)(a)(b)	1,500	1,504,602
6.63%, 10/20/34, (3-mo. CME Term SOFR + 2.012%)(a)(b)	1,000	1,000,000
6.08%, 07/15/34, (3-mo. CME Term SOFR + 1.422%)(a)(b)	2,430	2,432,412
OCP CLO Ltd.
7.20%, 04/17/36, (3-mo. CME Term SOFR + 2.550%)(a)(b)	3,000	3,011,220
6.16%, 04/18/37, (3-mo. CME Term SOFR + 1.530%)(a)(b)	3,000	3,015,053
6.13%, 01/17/32, (3-mo. CME Term SOFR + 1.482%)(a)(b)	912	911,838
6.25%, 04/20/37, (3-mo. CME Term SOFR + 1.630%)(a)(b)	1,500	1,509,387
6.04%, 04/26/36, (3-mo. CME Term SOFR + 1.420%)(a)(b)	4,250	4,251,315
6.03%, 10/20/34, (3-mo. CME Term SOFR + 1.412%)(a)(b)	8,050	8,066,789
Octagon 66 Ltd., 6.85%, 11/16/36, (3-mo. CME Term SOFR + 1.750%)(a)(b)	1,750	1,760,124
OHA Credit Funding 17 Ltd., 6.10%, 04/20/37, (3-mo. CME Term SOFR + 1.480%)(a)(b)	2,700	2,707,376
OHA Credit Funding 2 Ltd., 6.03%, 04/21/34, (3-mo. CME Term SOFR + 1.412%)(a)(b)	5,000	5,006,426
OHA Credit Funding 3 Ltd. Series 2019 3A, Class AR, 6.02%, 07/02/35, (3-mo. CME Term SOFR + 1.402%)(a)(b)	5,000	5,004,423
OHA Credit Funding 4 Ltd., 6.04%, 10/22/36, (3-mo. CME Term SOFR + 1.412%)(a)(b)	3,000	3,002,451
OHA Credit Funding 6 Ltd.
6.02%, 07/20/34, (3-mo. CME Term SOFR + 1.402%)(a)(b)	2,500	2,500,000
5.92%, 10/20/37, (3-mo. CME Term SOFR + 1.330%)(a)(b)	2,500	2,500,000
OHA Credit Partners VII Ltd., 6.46%, 02/20/34, (3-mo. CME Term SOFR + 1.332%)(a)(b)	2,000	2,000,901
OHA Credit Partners XVI, 5.98%, 10/18/37, (3-mo. CME Term SOFR + 1.350%)(a)(b)	3,300	3,307,767
OHA Loan Funding Ltd.
6.03%, 01/19/37, (3-mo. CME Term SOFR + 1.412%)(a)(b)	5,000	5,005,096
6.32%, 07/20/37, (3-mo. CME Term SOFR + 1.700%)(a)(b)	1,800	1,807,994
Onex CLO Subsidiary Ltd., 6.83%, 07/20/37, (3-mo. CME Term SOFR + 1.500%)(a)(b)	1,000	1,007,709
OZLM XIV Ltd., 6.17%, 07/15/34, (3-mo. CME Term SOFR + 1.512%)(a)(b)	4,810	4,819,384
Palmer Square CLO Ltd.
6.07%, 07/15/34, (3-mo. CME Term SOFR + 1.412%)(a)(b)	1,500	1,503,058
6.53%, 11/14/34, (3-mo. CME Term SOFR + 1.412%)(a)(b)	4,550	4,551,340
6.77%, 11/15/36, (3-mo. CME Term SOFR + 1.650%)(a)(b)	2,500	2,508,507
7.08%, 11/14/34, (3-mo. CME Term SOFR + 1.962%)(a)(b)	1,500	1,499,965
7.77%, 11/15/36, (3-mo. CME Term SOFR + 2.650%)(a)(b)	2,000	2,022,965
Security	Par (000)	Value
5.94%, 04/20/35, (3-mo. CME Term SOFR + 1.320%)(a)(b)	$5,000	$5,011,352
Series 2015 1A, Class A4, 6.52%, 05/21/34, (3-mo. CME Term SOFR + 1.392%)(a)(b)	4,000	4,002,029
Series 2021 4A, Class A, 6.09%, 10/15/34, (3-mo. CME Term SOFR + 1.432%)(a)(b)	1,525	1,528,325
Pikes Peak CLO 12 Ltd., 6.72%, 04/20/36, (3-mo. CME Term SOFR + 2.100%)(a)(b)	1,200	1,205,353
Pikes Peak CLO 16 Ltd., 6.78%, 07/25/37, (3-mo. CME Term SOFR + 1.460%)(a)(b)	1,500	1,507,094
Pikes Peak CLO 6, 6.53%, 05/18/34, (3-mo. CME Term SOFR + 1.432%)(a)(b)	3,400	3,404,828
Pikes Peak CLO 8
6.05%, 07/20/34, (3-mo. CME Term SOFR + 1.432%)(a)(b)	3,500	3,508,676
6.63%, 07/20/34, (3-mo. CME Term SOFR + 2.012%)(a)(b)	1,500	1,504,444
Pikes Peak CLO Ltd., 6.57%, 04/20/36, (3-mo. CME Term SOFR + 1.950%)(a)(b)	2,500	2,512,445
Post CLO Ltd.
6.12%, 10/15/34, (3-mo. CME Term SOFR + 1.462%)(a)(b)	4,000	4,001,480
6.22%, 04/20/37, (3-mo. CME Term SOFR + 1.600%)(a)(b)	1,000	1,004,564
6.67%, 10/15/34, (3-mo. CME Term SOFR + 2.012%)(a)(b)	2,000	2,001,986
Rad CLO 14 Ltd., 6.09%, 01/15/35, (3-mo. CME Term SOFR + 1.432%)(a)(b)	1,041	1,041,635
Rad CLO 18 Ltd., 6.61%, 04/15/36, (3-mo. CME Term SOFR + 1.950%)(a)(b)	1,000	1,004,431
Rad CLO 22 Ltd., 6.45%, 01/20/37, (3-mo. CME Term SOFR + 1.830%)(a)(b)	4,000	4,035,261
Reese Park CLO Ltd., 6.05%, 10/15/34, (3-mo. CME Term SOFR + 1.392%)(a)(b)	2,900	2,901,131
Regatta VI Funding Ltd., 6.58%, 04/20/34, (3-mo. CME Term SOFR + 1.962%)(a)(b)	1,500	1,503,056
Regatta XIX Funding Ltd., 6.47%, 04/20/35, (3-mo. CME Term SOFR + 1.850%)(a)(b)	1,815	1,822,102
Regatta XVIII Funding Ltd.
6.37%, 01/15/34, (3-mo. CME Term SOFR + 1.712%)(a)(b)	2,500	2,500,562
6.02%, 01/15/34, (3-mo. CME Term SOFR + 1.362%)(a)(b)	1,000	1,001,177
Regatta XX Funding Ltd., 6.08%, 10/15/34, (3-mo. CME Term SOFR + 1.422%)(a)(b)	1,570	1,570,068
Regatta XXII Funding Ltd., 5.87%, 07/20/35, (3-mo. CME Term SOFR + 1.250%)(a)(b)	5,000	5,010,856
Regatta XXIII Funding Ltd., 6.03%, 01/20/35, (3-mo. CME Term SOFR + 1.412%)(a)(b)	4,500	4,500,960
Regatta XXIV Funding Ltd., 6.03%, 01/20/35, (3-mo. CME Term SOFR + 1.412%)(a)(b)	2,360	2,361,322
Regatta XXVII Funding Ltd., 6.15%, 04/26/37, (3-mo. CME Term SOFR + 1.530%)(a)(b)	3,000	3,020,426
Regatta XXVIII Funding Ltd., 6.18%, 04/25/37, (3-mo. CME Term SOFR + 1.550%)(a)(b)	1,000	1,006,742
Rockland Park CLO Ltd. Series 2021 1A, Class A, 6.00%, 04/20/34, (3-mo. CME Term SOFR + 1.382%)(a)(b)	1,500	1,503,781
RR 14 Ltd., 6.04%, 04/15/36, (3-mo. CME Term SOFR + 1.382%)(a)(b)	1,538	1,541,249
RR 18 Ltd., 6.52%, 10/15/34, (3-mo. CME Term SOFR + 1.862%)(a)(b)	1,000	1,002,850
RR 8 Ltd.
6.01%, 07/15/37, (3-mo. CME Term SOFR + 1.350%)(a)(b)	3,350	3,360,742

Schedule of Investments (unaudited)
October 31, 2024
iShares® AAA CLO Active ETF
(Formerly BlackRock AAA CLO ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
6.36%, 07/15/37, (3-mo. CME Term SOFR + 1.700%)(a)(b)	$1,000	$1,001,000
RRX 7 Ltd., 6.01%, 07/15/35, (3-mo. CME Term SOFR + 1.360%)(a)(b)	3,000	3,003,215
Silver Point CLO 5 Ltd., 6.83%, 10/20/37, (3-mo. CME Term SOFR + 2.100%)(a)(b)	1,000	1,008,210
Silver Point CLO 6 Ltd., 1.00%, 10/15/37, (3-mo. CME Term SOFR + 1.400%)(a)(b)	1,000	1,000,000
Sixth Street CLO XIX Ltd., 6.58%, 07/20/34, (3-mo. CME Term SOFR + 1.962%)(a)(b)	1,000	1,001,337
Sixth Street CLO XVII Ltd., 6.12%, 01/20/34, (3-mo. CME Term SOFR + 1.502%)(a)(b)	4,250	4,261,900
Sixth Street CLO XX Ltd. Series 2021 20A, Class A1, 6.04%, 10/20/34, (3-mo. CME Term SOFR + 1.422%)(a)(b)	2,604	2,608,806
Sixth Street CLO XXV Ltd., 6.80%, 07/24/37, (3-mo. CME Term SOFR + 1.480%)(a)(b)	3,150	3,162,150
Sycamore Tree CLO Ltd., 6.27%, 04/20/37, (3-mo. CME Term SOFR + 1.650%)(a)(b)	2,000	2,008,807
Symphony CLO 35 Ltd., 6.33%, 10/24/36, (3-mo. CME Term SOFR + 1.700%)(a)(b)	2,000	2,007,915
Symphony CLO XXVIII Ltd., 6.03%, 10/23/34, (3-mo. CME Term SOFR + 1.402%)(a)(b)	1,500	1,502,195
TCW CLO Ltd.
6.04%, 04/20/34, (3-mo. CME Term SOFR + 1.422%)(a)(b)	2,400	2,402,571
5.90%, 10/20/32, (3-mo. CME Term SOFR + 1.280%)(a)(b)	2,000	2,001,164
Texas Debt Capital CLO Ltd., 7.62%, 04/20/36, (3-mo. CME Term SOFR + 3.000%)(a)(b)	1,570	1,584,119
Trestles CLO II Ltd., 6.20%, 07/25/37, (3-mo. CME Term SOFR + 1.570%)(a)(b)	2,900	2,917,151
Trestles CLO IV Ltd., 6.05%, 07/21/34, (3-mo. CME Term SOFR + 1.432%)(a)(b)	1,830	1,834,946
Trestles CLO V Ltd., 6.05%, 10/20/34, (3-mo. CME Term SOFR + 1.432%)(a)(b)	3,000	3,005,550
Trestles CLO VII Ltd., 6.20%, 10/25/37, (3-mo. CME Term SOFR + 1.380%)(a)(b)	3,000	3,004,415
Trimaran CAVU Ltd., 6.03%, 10/22/37, (3-mo. CME Term SOFR + 1.400%)(a)(b)(c)	2,000	2,000,000
Trinitas CLO XXIII Ltd., 6.42%, 10/20/36, (3-mo. CME Term SOFR + 1.800%)(a)(b)	2,000	2,010,405
Trinitas CLO XXIV Ltd., 6.23%, 04/25/37, (3-mo. CME Term SOFR + 1.600%)(a)(b)	1,500	1,507,918
Trinitas CLO XXIX Ltd., 6.80%, 07/23/37, (3-mo. CME Term SOFR + 1.490%)(a)(b)	930	931,945
Trinitas CLO XXV Ltd., 6.48%, 01/23/37, (3-mo. CME Term SOFR + 1.850%)(a)(b)	2,000	2,018,200
Trinitas CLO XXVI Ltd., 6.31%, 01/20/35, (3-mo. CME Term SOFR + 1.690%)(a)(b)	2,100	2,106,250
Valley Stream Park CLO Ltd., 6.25%, 10/20/34, (3-mo. CME Term SOFR + 1.630%)(a)(b)	3,670	3,680,093
Security	Par (000)	Value
Voya CLO Ltd., 6.06%, 07/16/34, (3-mo. CME Term SOFR + 1.412%)(a)(b)	$1,150	$1,150,363
Warwick Capital CLO 1 Ltd., 7.42%, 10/20/36, (3-mo. CME Term SOFR + 2.800%)(a)(b)	1,000	1,012,214
Warwick Capital CLO 4 Ltd., 6.59%, 07/20/37, (3-mo. CME Term SOFR + 1.400%)(a)(b)	4,000	4,003,744
Wellington Management CLO 1 Ltd., 6.42%, 10/20/36, (3-mo. CME Term SOFR + 1.800%)(a)(b)	2,000	2,013,537
Wellington Management CLO 3 Ltd., 6.59%, 07/18/37, (3-mo. CME Term SOFR + 1.360%)(a)(b)	4,000	4,006,044
Whitebox CLO I Ltd.
5.95%, 07/24/36, (3-mo. CME Term SOFR + 1.320%)(a)(b)	4,750	4,758,203
6.38%, 07/24/36, (3-mo. CME Term SOFR + 1.750%)(a)(b)	1,000	1,000,163
Whitebox CLO III Ltd., 5.93%, 10/15/35, (3-mo. CME Term SOFR + 1.270%)(a)(b)(c)	4,950	4,950,000
Whitebox CLO IV Ltd., 7.22%, 04/20/36, (3-mo. CME Term SOFR + 2.600%)(a)(b)	750	757,285
Wise CLO Ltd., 6.76%, 07/15/37, (3-mo. CME Term SOFR + 1.460%)(a)(b)	4,000	4,019,400
Total Long-Term Investments — 98.8% (Cost: $543,420,325)		543,577,639
	Shares
Short-Term Securities
Money Market Funds — 1.8%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(d)(e)	9,920,000	9,920,000
Total Short-Term Securities — 1.8% (Cost: $9,920,000)		9,920,000
Total Investments — 100.6% (Cost: $553,340,325)		553,497,639
Liabilities in Excess of Other Assets — (0.6)%		(3,036,507)
Net Assets — 100.0%		$550,461,132

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited)
October 31, 2024
iShares® AAA CLO Active ETF
(Formerly BlackRock AAA CLO ETF)

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$10,430,000	$—	$(510,000)(a)	$—	$—	$9,920,000	9,920,000	$132,673	$—

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement of the date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$536,627,639	$6,950,000	$543,577,639
Short-Term Securities
Money Market Funds	9,920,000	—	—	9,920,000
	$9,920,000	$536,627,639	$6,950,000	$553,497,639
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-Backed Securities
Assets:
Opening balance, as of July 31, 2024	$ —
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)	—
Purchases	6,950,000
Sales	—
Closing balance, as of October 31, 2024	$6,950,000
Net change in unrealized appreciation (depreciation)	$ —

Schedule of Investments (unaudited)
October 31, 2024
iShares® AAA CLO Active ETF
(Formerly BlackRock AAA CLO ETF)

The Fund's financial instruments that are categorized as Level 3 were valued utilizing third-party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial investments.

Portfolio Abbreviation
CLO	Collateralized Loan Obligation
SOFR	Secured Overnight Financing Rate